Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	ALPS ETF Trust
Central Index Key	0001414040
Amendment Flag	false
Trading Symbol	AMLP
Document Creation Date	Jun. 29, 2018
Document Effective Date	Jun. 29, 2018
Prospectus Date	Jun. 29, 2018